Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt

Note 8 – Debt

The components of the Company’s debt consist of the following (in thousands):

	March 31, 2024			December 31, 2023
	Amount	Rate	Maturity date	Amount	Rate	Maturity date
Term loan, net	$3,054	(1)	6/21/2026	$2,881	(1)	6/21/2026
Line of credit, net	$2,171	(2)	6/21/2025	$1,741	(2)	6/21/2025
Total debt	5,225			4,622
Less current portion	5,225			4,622
Total long-term debt	$—			$—

(1)	Interest at a fixed rate of 10.00% per annum.
(2)	Interest at a variable rate of the daily U.S. Federal Funds Rate plus 250 basis points with an interest rate floor of 5.50% per annum.

Wintrust Receivables Credit Facility

On June 21, 2023, the Company entered into an account purchase agreement with Wintrust Receivables Finance (AP Agreement), a division of Wintrust Bank N.A. (“Wintrust”) pursuant to which Wintrust will purchase, at its discretion, eligible customer invoices and advance up to 75% of the face amount of all purchased invoices. The maximum outstanding balance can be $4.8 million. Each advance under the Advance Purchase Agreement will bear a variable interest rate at the prime rate plus 2.5% percentage per annum. The interest rate at March 31, 2024 was 11.0% per annum. The AP Agreement has an initial term of two years and will automatically renew annually unless terminated by the Company on at least 60 days’ notice. The Wintrust Receivables Credit Facility is guaranteed and secured by a general security interest in the assets of the Company. The Company continues to service the receivables, the transfers are at full recourse and the eligible customer invoices are not legally isolated from the Company. As such, the Wintrust Receivables Credit Facility was accounted for as a secured borrowing under ASC 860.

The Wintrust Receivables Credit Facility limits or restrict the ability of the Company to incur additional indebtedness; incur additional liens; make dividends and other restricted payments; make investments; sell, assign, transfer or dispose of certain assets; make optional prepayments of other indebtedness; engage in transactions with affiliates; and enter into restrictive agreements. The Wintrust Receivables Credit Facility does not include any financial covenants and if an event of default occurs, Wintrust is entitled to accelerate the advances made thereunder and exercise rights against the collateral.

Borrowing under the Wintrust Receivables Credit Facility are classified as current debt as a result of a required lockbox arrangement and a subjective acceleration clause. During the three months ended March 31, 2024, the Company sold receivables having an aggregate face value of $4.0 million in exchange for cash proceeds of $3.0 million. As of March 31, 2024, the balance outstanding on the Wintrust Receivables Credit Facility amounted to $2.2 million.

Alphia Term Loan Facility

On June 21, 2023, the Company entered into a term loan credit agreement (the “Term Loan Agreement”) with Alphia Inc. (“Alphia”), a custom manufacturer of super-premium pet food in the U.S. Pursuant to the Term Loan Agreement, Alphia made a term loan to the Company in the original principal amount of $5.0 million (the “Term Loan”). In conjunction with the Term Loan Agreement, the Company issued warrants to Alphia (see Note 12 – Warrants for further discussion). The proceeds of the Term Loan, together with a portion of the Company’s cash on hand, were used to retire all of the outstanding obligations of Halo, Purely for Pets, Inc. (“Halo”), a wholly-owned subsidiary of the Company, under Halo’s long-term credit facility with Old Plank Trail Community Bank, N.A., an affiliate of Wintrust Bank, N.A described above.

The Term Loan bears an interest rate of 10% per annum, compounded quarterly, and will mature on June 21, 2026. Accrued interest on the Term Loan is payable quarterly in cash or, at the election of the Company, in-kind by capitalizing such interest and adding it to the then-outstanding principal amount of the Term Loan. The Term Loan Agreement and Term Note provide for customary financial covenants and customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and material adverse effects. The Company was in compliance with these covenants as of March 31, 2024. The Company may prepay the principal of the Term Loan at any time upon written notice to Alphia and subject to a prepayment penalty if such prepayment occurs prior to June 21, 2025.

The Term Loan is secured by a general security interest on the assets, including the intellectual property, of the Company and Halo pursuant to (i) that certain Term Loan Security Agreement, dated June 21, 2023, made by the Company and Halo in favor of Alphia (the “Security Agreement”) and (ii) that certain Intellectual Property Security Agreement, dated as of June 21, 2023 of the Company and Halo in favor of Alphia (the “Intellectual Property Security Agreement”). The Company has also pledged all of the capital stock of Halo held by the Company as additional collateral for the Term Loan.

The term Loan is guaranteed by Halo pursuant to that certain Term Loan Guaranty, dated as of June 21, 2023, by and between Halo and Alphia (the “Term Loan Guaranty”).

As of March 31, 2024, the Company’s indebtedness on the Alphia Term Loan Facility is $5.0 million and $0.4 million of payable-in-kind (“PIK”) interest. As discussed below, the total value of the consideration received in connection with the Term Loan Agreement was first allocated to the Warrants (as defined in Note 12) at fair value, with the remainder allocated to debt. Accordingly, the Company recorded a debt discount of $2.2 million on the Alphia Term Loan Agreement (see Note 12 for further discussion). Furthermore, the Company incurred debt issuance costs of $0.2 million. The discount and debt issuance costs associated with the Term Loan Agreement are amortized using the effective interest method.

Future Debt Maturities

Future debt maturities as of March 31, 2024 and for succeeding years are as follows (in thousands):

Year ending December 31:
2024	$5,379
2025	—
2026	—
Total	$5,379

Note 8 – Debt

The components of the Company’s debt consist of the following (in thousands):

	December 31, 2023			December 31, 2022
	Amount	Rate	Maturity date	Amount	Rate	Maturity date
Term loan, net	$2,881	(2)	6/21/2026	$—
Line of credit, net	1,741	(3)	6/21/2025	11,444	(1)	10/31/2024
Total debt	4,622			11,444
Less current portion	4,622			—
Total long-term debt	$—			$11,444

(1)	Interest at a variable rate of the daily U.S. Federal Funds Rate plus 375 basis points with an interest rate floor of 3.75% per annum.

(2)	Interest at a fixed rate of 10.00% per annum.

(3)	Interest at a variable rate of the daily U.S. Federal Funds Rate plus 250 basis points with an interest rate floor of 5.50% per annum.

Wintrust term loan and lines of credit

On January 6, 2021, Halo entered into a credit facility with Old Plank Trail Community Bank, N.A., an affiliate of Wintrust Bank, N.A. (“Wintrust”) consisting of a $6.0 million term loan and a $6.0 million revolving line of credit, each scheduled to mature on January 6, 2024 and each bore interest at a variable rate of LIBOR plus 250 basis points, with an interest rate floor of 2.50% per annum (the “Wintrust Credit Facility”). The Second Wintrust Amendment described below updated the rate at which the Wintrust Credit Facility bore interest to the greater of the daily U.S. Federal Funds Rate plus 285 basis points, or the interest rate floor, which remained unchanged. The Third Wintrust Amendment described below updated the interest rate on the Wintrust Credit Facility to the U.S. Federal Funds Rate plus 375 basis points, with an interest rate floor of 3.75% and extends the maturity date of the Wintrust Credit Facility from January 6, 2024 to October 31, 2024. Accrued interest on the Wintrust Credit Facility is payable monthly which commenced on February 1, 2021. Principal payments were required to be made monthly on the term loan commencing February 2021 with a balloon payment upon the original maturity date. The proceeds from the Wintrust Credit Facility were used (i) to repay outstanding principal, interest and fees under the previous revolving line of credit with Citizens Business Bank (the “ABL Facility”) and (ii) for general corporate purposes.

The Wintrust Credit Facility subjected the Company to certain financial covenants, including the maintenance of a fixed charge coverage ratio of no less than 1.25 to 1.00, tested as of the last day of each fiscal quarter. The numerator in the fixed charge coverage ratio was the operating cash flow of Halo, defined as Halo EBITDA less cash paid for unfinanced Halo capital expenditures, income taxes and dividends. The denominator was fixed charges such as interest expense and principal payments paid or payable on other indebtedness attributable to Halo. As of December 31, 2021, the Company failed to satisfy the fixed charge coverage ratio and entered into a default waiver agreement with Wintrust in which Wintrust waived the existing default through the next testing date, March 31, 2022. As part of the Second Wintrust Amendment described below, the financial covenants were amended to subject the Company to a minimum liquidity covenant test in lieu of a fixed charge coverage ratio which required the Company to maintain liquidity, tested on the last day of each fiscal quarter beginning March 31, 2022, of no less than (i) $13.0 million as of the last day of each fiscal quarter ending March 31, 2022, through and including the last day of the fiscal quarter ending December 31, 2022 and (ii) $12.0 million as of the last day of the fiscal quarter ending March 31, 2023, and as of the last day of each fiscal quarter thereafter. Furthermore, as part of the Third Wintrust Amendment described below, the financial covenants were further amended to require the Company to maintain a minimum liquidity of $8.5 million tested on the last day of each fiscal quarter beginning September 30, 2022 and thereafter.

The Wintrust Credit Facility is secured by a general guaranty and security interest on the assets, including the intellectual property, of the Company and its subsidiaries. The Company has also pledged all of the capital stock of Halo held by the Company as additional collateral. Furthermore, the Wintrust Credit Facility was supported by a collateral pledge by a member of the Company’s board of directors; as a result of the First Wintrust Amendment described below, this collateral pledge was terminated and released.

On August 13, 2021, Halo entered into the first amendment to the Wintrust Credit Facility (the “First Wintrust Amendment”) to increase the revolving line of credit from $6.0 million to $7.5 million. The First Wintrust Amendment also required Halo to secure the credit facility with a pledge of a deposit account in the amount of $7.2 million, which was decreased to $6.9 million on January 1, 2022 and was to further decrease to $6.0 million on January 1, 2023. Additionally, on March 25, 2022, the Company entered into the second amendment to the Wintrust Credit Facility (the “Second Wintrust Amendment”) which provided for the release of the Company’s Bona Vida subsidiary as a guarantor, an update to the financial covenants as described above and an update to the rate at which the Wintrust Credit Facility bore interest, which is also described above. Furthermore, on October 24, 2022, the Company entered into the third amendment to the Wintrust Credit Facility (the “third Wintrust Amendment”) which provided for an increase to the revolving line of credit from $7.5 million to $13.5 million, set the amount of Halo’s obligation to pledge a deposit account with Wintrust to a fixed amount of $6.3 million throughout the remainder of the term and provided updates to the interest rate, maturity date and financial covenants as described above.

As part of the Third Wintrust Amendment described above, Halo used a portion of the increased revolving credit facility to repay and retire the outstanding term loan portion of the Wintrust Credit Facility.

On June 21, 2023, the Company paid off the entire balance in the sum of $13.5 million of the Wintrust Credit Facility removing any covenant requirements to be met at December 31, 2023.

As of December 31, 2023, there was no outstanding balance related to the Wintrust Credit Facility. As of December 31, 2022, the line of credit outstanding was $11.4 million, net of debt issuance costs of less than $0.2 million. Debt issuance costs are amortized using the effective interest method.

Wintrust Receivables Credit Facility

On June 21, 2023, the Company entered into an account purchase agreement with Wintrust Receivables Finance (AP Agreement), a division of Wintrust Bank N.A. (“Wintrust”) pursuant to which Wintrust will purchase, at its discretion, eligible customer invoices and advance up to 75% of the face amount of all purchased invoices. The maximum outstanding balance can be $4.8 million. Each advance under the Advance Purchase Agreement will bear a variable interest rate at the prime rate plus 2.5% percentage per annum. The interest rate at December 31, 2023 was 11.0% per annum. The AP Agreement has an initial term of two years and will automatically renew annually unless terminated by the Company on at least 60 days’ notice. The Wintrust Receivables Credit Facility is guaranteed and secured by a general security interest in the assets of the Company. The Company continues to service the receivables, the transfers are at full recourse and the eligible customer invoices are not legally isolated from the Company. As such, the Wintrust Receivables Credit Facility was accounted for as a secured borrowing under ASC 860.

The Wintrust Receivables Credit Facility limits or restrict the ability of the Company to incur additional indebtedness; incur additional liens; make dividends and other restricted payments; make investments; sell, assign, transfer or dispose of certain assets; make optional prepayments of other indebtedness; engage in transactions with affiliates; and enter into restrictive agreements. The Wintrust Receivables Credit Facility does not include any financial covenants and if an event of default occurs, Wintrust is entitled to accelerate the advances made thereunder and exercise rights against the collateral.

Borrowing under the Wintrust Receivables Credit Facility are classified as current debt as a result of a required lockbox arrangement and a subjective acceleration clause. During the year ended December 31, 2023, the Company sold receivables having an aggregate face value of $10.5 million, in exchange for cash proceeds of $7.8 million. As of December 31, 2023, the balance outstanding on the Wintrust Receivables Credit Facility amounted to $1.7 million.

Alphia Term Loan Facility

On June 21, 2023, the Company entered into a term loan credit agreement (the “Term Loan Agreement”) with Alphia Inc. (“Alphia”), a custom manufacturer of super-premium pet food in the U.S. Pursuant to the Term Loan Agreement, Alphia made a term loan to the Company in the original principal amount of $5.0 million (the “Term Loan”). In conjunction with the Term Loan Agreement, the Company issued warrants to Alphia (see Note 11 – Warrants for further discussion). The proceeds of the Term Loan, together with a portion of the Company’s cash on hand, were used to retire all of the outstanding obligations of Halo, Purely for Pets, Inc. (“Halo”), a wholly-owned subsidiary of the Company, under Halo’s long-term credit facility with Old Plank Trail Community Bank, N.A., an affiliate of Wintrust Bank, N.A described above.

The Term Loan bears an interest rate of 10% per annum, compounded quarterly, and will mature on June 21, 2026. Accrued interest on the Term Loan is payable quarterly in cash or, at the election of the Company, in-kind by capitalizing such interest and adding it to the then-outstanding principal amount of the Term Loan. The Term Loan Agreement provides for customary financial covenants and customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and material adverse effects. The Company was not in compliance with these covenants as of December 31, 2023. The Company may prepay the principal of the Term Loan at any time upon written notice to Alphia and subject to a prepayment penalty if such prepayment occurs prior to June 21, 2025.

The Term Loan is secured by a general security interest on the assets, including the intellectual property of the Company and Halo pursuant to (i) that certain Term Loan Security Agreement, dated June 21, 2023, made by the Company and Halo in favor of Alphia (the “Security Agreement”) and (ii) that certain Intellectual Property Security Agreement, dated as of June 21, 2023, of the Company and Halo in favor of Alphia (the “Intellectual Property Security Agreement”). The Company has also pledged all of the capital stock of Halo held by the Company as additional collateral for the Term Loan.

The term Loan is guaranteed by Halo pursuant to that certain Term Loan Guaranty, dated as of June 21, 2023, by and between Halo and Alphia (the “Term Loan Guaranty”).

As of December 31, 2023, the Company’s indebtedness on the Alphia Term Loan Facility is $5.0 million and $0.3 million of payable-in-kind (“PIK”) interest. As discussed below, the total value of the consideration received in connection with the Term Loan Agreement was first allocated to the Warrants (as defined in Note 11) at fair value, with the remainder allocated to debt. Accordingly, the Company recorded a debt discount of $2.2 million on the Alphia Term Loan Agreement (see Note 11 for further discussion). Furthermore, the Company incurred debt issuance costs of $0.2 million. The discount and debt issuance costs associated with the Term Loan Agreement are amortized using the effective interest method.

Future Debt Maturities

Future debt maturities as of December 31, 2023 and for succeeding years are as follows (in thousands):

Year ending December 31:
2024	$5,291
2025	$—
2026	$—
Total	$5,291